Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,645,772)	$ (2,102,009)	$ (7,164,311)	$ (4,541,518)	$ (37,938,721)	$ (39,584,493)
Depreciation and amortization	24,176	6,099	102,971	17,023	205,111	229,287
Stock-based compensation expense	351,408	978,172	1,491,072	1,065,458	12,616,731	12,968,139
Stock option and warrants modification expense	148,127				50,000	198,127
Impairment of assets	0	0	878,276	0	4,570,007	4,570,007
Gain on disposal of assets	0	0	0	0	(794)	(794)
Amortization of debt discounts	103,067	494,324	1,428,978	489,080	1,861,218	1,964,285
Interest expense incurred on issuance of convertible debt			182,733	165,442	396,474	174,745
(Gain) loss on change in fair value of derivative liabilities	(72,896)	(82,009)	(131,397)	(40,030)	(175,753)	(26,920)
Change in operating assets and liabilities:
Inventories	5,624	(1,950)	(321,791)		(321,791)	(316,167)
Prepaid expenses and other current assets	1,728	(8,025)	275,009	162,181	(4,859)	(3,131)
Accounts payable and accrued liabilities	822,541	207,792	1,533,758	(11,439)	3,074,372	3,896,913
Accounts payable and accrued liabilities – related parties	73,768		(13,987)	63,659	73,957	147,725
Payable for indemnification	7,929		64,347	67,071	1,805,396	1,813,325
Net cash used in operating activities	(180,300)	(507,606)	(1,674,342)	(2,563,073)	(13,788,652)	(13,968,952)
Cash flows from investing activities:
Purchase of property and equipment		(116,098)		(31,777)	(992,907)	(992,907)
Proceeds from sale of fixed assets					794	794
Purchase of license and patents	(5,982)	(24,301)	(39,224)	(97,314)	(161,538)	(167,520)
Investment in Ives Health Company and The Health Club					(261,997)	(261,997)
Net cash used in investing activities	(5,982)	(140,399)	(39,224)	(129,091)	(1,415,648)	(1,421,630)
Cash flows from financing activities:
Capital contribution					802,154	802,154
Proceeds from issuance of common stock through cash- exercise of stock options and warrants	85,000	26,775	258,275	1,654,420	3,412,412	3,497,412
Proceeds from issuance of notes for cash	102,500	653,450	1,450,501	770,500	2,976,001	3,078,501
Proceeds from loans from shareholders					15,707	15,707
Repayment of loans from shareholders					(8,005)	(8,005)
Repayment of notes					(157,325)	(157,325)
Proceeds for issuance of common stock for cash				202,571	8,163,410	8,163,410
Net cash provided by financing activities	187,500	680,225	1,708,776	2,627,491	15,204,354	15,391,854
Net change in cash	1,218	32,220	(4,790)	(64,673)	54	1,272
Cash at beginning of period	54	4,844	4,844	69,517
Cash at end of period	1,272	37,064	54	4,844	54	1,272
Supplemental disclosure of cash flow information:
Interest paid	0	0				0
Taxes paid	0	0				0
Non-cash financing and investing activities:
Common stock issued for conversion of debt	102,840	322,345	2,318,772	962,296	4,687,415	4,687,415
Shares issued for indemnification agreement		140,560	140,560	184,000	457,590	457,590
Debt discount on convertible notes	71,271	153,165	584,871	769,624	2,405,422	2,405,422
Beneficial Conversion Feature	23,658	117,124	237,774	94,624		58,762
Common stock issued for investment					358,762	289,009
Preferred stock forfeited				500	500	500
Payable recorded for purchase of equipment				352,544	289,009
Ives Merger [Member]
Non-cash financing and investing activities:
Common stock issued in connection with Merger					300	300
Clear Image Shareholders under Short Form Merger [Member]
Non-cash financing and investing activities:
Common stock issued for acquisition of Clear Image					$ 3,093,948	$ 3,093,948